Loss Per Ordinary Share ("EPS") - Schedule of Basic and Diluted Loss Per Ordinary Share (Details) - shares	Jun. 30, 2025	Jun. 30, 2024
SPAC Warrants [Member]
Schedule of Basic and Diluted Loss Per Ordinary Share [Line Items]
Basic and diluted loss per ordinary share		17,795,000
February 2021 Warrants [Member]
Schedule of Basic and Diluted Loss Per Ordinary Share [Line Items]
Basic and diluted loss per ordinary share	53,900,000,000	3,815,929,150
December 2021 Warrants [Member]
Schedule of Basic and Diluted Loss Per Ordinary Share [Line Items]
Basic and diluted loss per ordinary share	3,571,430,000	252,844,550
September 2023 Convertible Debenture [Member]
Schedule of Basic and Diluted Loss Per Ordinary Share [Line Items]
Basic and diluted loss per ordinary share		2,000,000
Series H Warrants [Member]
Schedule of Basic and Diluted Loss Per Ordinary Share [Line Items]
Basic and diluted loss per ordinary share	657,900	657,900
January 2024 Convertible Debenture [Member]
Schedule of Basic and Diluted Loss Per Ordinary Share [Line Items]
Basic and diluted loss per ordinary share		800,000
Series I Warrant [Member]
Schedule of Basic and Diluted Loss Per Ordinary Share [Line Items]
Basic and diluted loss per ordinary share	442,500	442,500
Series J Warrant [Member]
Schedule of Basic and Diluted Loss Per Ordinary Share [Line Items]
Basic and diluted loss per ordinary share	200,892,500
January 2025 Convertible Debenture [Member]
Schedule of Basic and Diluted Loss Per Ordinary Share [Line Items]
Basic and diluted loss per ordinary share	667,187,500
Series K Warrants [Member]
Schedule of Basic and Diluted Loss Per Ordinary Share [Line Items]
Basic and diluted loss per ordinary share	500,392,500
May 2025 Convertible Debenture [Member]
Schedule of Basic and Diluted Loss Per Ordinary Share [Line Items]
Basic and diluted loss per ordinary share	691,880,000
Series L Warrants [Member]
Schedule of Basic and Diluted Loss Per Ordinary Share [Line Items]
Basic and diluted loss per ordinary share	351,562,500